NOTES PAYABLE	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Notes Payable
5.	NOTES PAYABLE

Notes payable is summarized as follows at December 31, 2012 and 2011:

	December 31,
	2012	2011
(a) Term Note - bank	$-	$4,000,000
(b) Acquisition Note Payable	7,303,683	10,303,683
(c) Convertible Note Payable - related party	-	35,000

(a) In August 2010, the Company replaced the $4,000,000 cash loan from Commerce Bank of Oregon with a $4,000,000 term note through the Business Credit division of Wells Fargo Capital Finance, Wells Fargo Bank, National Association, with a July 31, 2012 maturity date, paying interest only at an interest rate equal to the daily three month LIBOR plus 4.00% and secured by personal letters of credit from a related party. In February 2012, the Company utilized $4,000,000 from the 2012 equity raises to repay the principal balance in full. The balance remaining at December 31, 2012 and 2011 on the term note with Wells Fargo was $0 and $4,000,000, respectively.

(b) A promissory note utilized to fund the acquisition of CUI, Inc. was a $14,000,000 promissory note to International Electronic Devices, Inc. (formerly CUI, Inc.), payable monthly over three years at $30,000 per month including 1.7% annual simple interest with a balloon payment at the thirty sixth monthly payment (May 15, 2011), with no prepayment penalty, an annual success fee of 2.3%, and the right of first refusal to the note payee, International Electronic Devices, Inc., relating to any private capital raising transactions of CUI Global during the term of the note. In September 2010, the Company negotiated an amendment to this note which provided forgiveness of the principal balance of $1,588,063 and forgiveness of accrued interest of $724,729, as well as an extension of the maturity date to May 15, 2018. The total forgiveness of debt and accrued interest of $2,312,792 was recorded as additional paid in capital due to the related party nature. In exchange for this amendment, the Company agreed to make principal payments totaling $1,500,000 as follows: $1,200,000 before December 31, 2010 and an additional $300,000 in January 2011. Additionally, the Company agreed to assign a note receivable owed to CUI Inc. from TPI in the amount of $192,508 to IED during the first quarter of 2011. In February 2012, the Company utilized proceeds from the sale of equity to repay $3,000,000 toward the principal balance of the IED note payable. At December 31, 2012, the current portion of this note is $0, the long term balance is $7,303,683.

(c) In July 2011, a CUI Global officer provided a short term convertible loan of $35,000 to the Company with interest at 6% per annum, and convertible at $5.10 per common share. The balance of this loan was paid in full during 2012 following the receipt of proceeds from the equity raise. The balance remaining at December 31, 2012 and 2011 was $0 and $35,000, respectively.

The following table details the maturity of the notes payable for CUI Global, Inc. as of December 31, 2012:

	2013	2014	2015	2016	2017	Thereafter	Total
Notes Payable Maturities:	$-	$-	$-	$-	$-	$7,303,683	$7,303,683